Reconciliation for All Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	¥ 6,947	¥ 38,621
Adjustment resulting from the adoption of new accounting standards on variable interest entities		(28,582)
Total realized/unrealized gains or losses
Included in earnings		(94)
Included in other comprehensive income (loss)	(114)	349
Purchases	1,784
Purchases, issuances, and settlements, net		(2,329)
Issuances
Sales	(1,879)
Foreign currency translation	(87)	(1,018)
Balance at end of year	6,651	6,947
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Included in other comprehensive income (loss)	(114)	67
Retained interests in securitizations
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year		27,555
Adjustment resulting from the adoption of new accounting standards on variable interest entities		(27,555)
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Interest rate instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	(1)	1,025
Adjustment resulting from the adoption of new accounting standards on variable interest entities		(1,027)
Total realized/unrealized gains or losses
Included in earnings		2
Issuances
Settlements	1
Foreign currency translation		(1)
Balance at end of year		(1)
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Auction rate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	6,948	10,041
Total realized/unrealized gains or losses
Included in earnings		(96)
Included in other comprehensive income (loss)	(114)	349
Purchases	1,784
Purchases, issuances, and settlements, net		(2,329)
Issuances
Sales	(1,879)
Foreign currency translation	(88)	(1,017)
Balance at end of year	6,651	6,948
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Included in other comprehensive income (loss)	¥ (114)	¥ 67